Notes Payable Other	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Debt Disclosure [Abstract]
Notes Payable Whitestone Offices

NOTE 10 – Note Payable-Other

On September 1, 2016, the Company purchased used office furniture and equipment from its landlord. The Company executed a note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,115. The Company imputed interest on the note and recorded a discounted note balance of $36,634 on September 1, 2016. The term of the note is three years. The balance on the note was $26,130 on June 30, 2017. For the year ended June 30, 2017, interest expense on this note was $1,755.

NOTE 10 – Note Payable-Other

On September 1, 2016, the Company purchased used office furniture and equipment from its landlord. The Company executed a note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,115. The Company imputed interest on the note and recorded a discounted note balance of $36,634 on September 1, 2016. The term of the note is three years. The balance on the note was $26,130 on June 30, 2017. For the year ended June 30, 2017, interest expense on this note was $1,755.